Revenue and Segment Information (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Revenues	$ 5,674	$ 4,144
Net Income (Loss) Before Allocation to Noncontrolling Interest	(159,843)	(32,423)
Specialist isotopes and related services [Member]
Segment Reporting Information [Line Items]
Revenues	5,674	3,944
Net Income (Loss) Before Allocation to Noncontrolling Interest	(33,260)	(21,542)
Nuclear fuels [Member]
Segment Reporting Information [Line Items]
Revenues	0	200
Net Income (Loss) Before Allocation to Noncontrolling Interest	(144,125)	(10,881)
Total Segment [Member]
Segment Reporting Information [Line Items]
Revenues	5,674	4,144
Net Income (Loss) Before Allocation to Noncontrolling Interest	$ (177,385)	$ (32,423)